UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  St. Mary's Court, 20 Hill Street
          Douglas, Isle of Man
          IM1 1EU, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Anderson Whamond
Title:    Managing Director
Phone:    +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond            British Isles               February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       2

Form 13F Information Table Value Total:  $4,358
                                        (thousands)


List of Other Included Managers:

No.  Form 13F File Number       Name

1.   28-11145                   Charlemagne Capital (IOM) Limited


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF                      VALUE   SHRS OR  SH/ PUT/   INVESTMENT      OTHR     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION      MGRS   SOLE    SHARED  NONE
--------------                 -----           -----       --------  -------  --- ----   ----------      ----   ----    ------  ----
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR   874039100     548     54,942   SH        SHARED-DEFINED    1     54,942
MECHEL OAO                     SPONSORED ADR   583840103   3,810     39,245   SH             SOLE        NONE   39,245




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